Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended			48 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Income Tax Disclosure [Line Items]
One-time deferred tax expense (benefit) due to tax reform legislation	$ 95	$ (1,168)	$ 0
Tax reform legislation, measurement period adjustment, current tax benefit	26
Tax reform legislation, measurement period adjustment, deferred tax expense	121
Unrecognized tax benefits	1,287	1,317	1,456	$ 1,317	$ 1,780
Total income tax benefit recorded related to the Tronox-related contingent liability	(733)	1,477	1,021
Income taxes receivable	97	154		154
Unrecognized tax benefits that would affect the effective tax rate on income if recognized	1,260
Accrued interest related to uncertain tax positions	95	86		86
Interest and penalties recognized in income tax expense (benefit)	9	55
Minimum [Member]
Income Tax Disclosure [Line Items]
Unrecognized tax benefits expected to reverse within the next 12 months due to expiration of statutes of limitation and audit settlements	70
Maximum [Member]
Income Tax Disclosure [Line Items]
Unrecognized tax benefits expected to reverse within the next 12 months due to expiration of statutes of limitation and audit settlements	90
Portion Of Unrecognized Tax Benefits With Highly Certain Deductibility [Member]
Income Tax Disclosure [Line Items]
Unrecognized tax benefits	1,240
Portion Of Unrecognized Tax Benefits With Highly Certain Deductibility And Uncertain Timing [Member]
Income Tax Disclosure [Line Items]
Unrecognized tax benefits	43
Tronox Litigation [Member] | Judicial Ruling [Member]
Income Tax Disclosure [Line Items]
Unrecognized tax benefits	1,200
Tentative tax refund received			$ 881
Total income tax benefit recorded related to the Tronox-related contingent liability	$ 346			$ 346
Foreign Tax Credits [Member]
Income Tax Disclosure [Line Items]
Increase in valuation allowance		$ 236